Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
Other Payables and Accruals
Schedule of Accrued Liabilities	Other payables and accruals consist of the following:

	December 31,	December 31,
	2018	2019
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	736	1,301
	776	1,341